Expense Example, No Redemption - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Nov. 08, 2023 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 506
3 Years	730
5 Years	972
10 Years	1,664
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example, No Redemption:
1 Year	505
3 Years	727
5 Years	967
10 Years	1,653
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,960
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example, No Redemption:
1 Year	86
3 Years	268
5 Years	466
10 Years	1,037
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918